Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,153,273	¥ 1,147,392
Book value of guarantee liabilities	60,458	63,843
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	417,587	365,546
Book value of guarantee liabilities	¥ 4,103	¥ 5,827
Maturity of the longest contract (Years)	2062	2061
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 284,891	¥ 294,250
Book value of guarantee liabilities	¥ 47,461	¥ 49,025
Maturity of the longest contract (Years)	2033	2032
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 12,087	¥ 17,621
Book value of guarantee liabilities	¥ 3,953	¥ 4,119
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 2,294	¥ 598
Book value of guarantee liabilities	¥ 46	¥ 104
Maturity of the longest contract (Years)	2035	2035
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 436,414	¥ 469,377
Book value of guarantee liabilities	¥ 4,895	¥ 4,768
Maturity of the longest contract (Years)	2027	2028